Basis of Presentation	12 Months Ended
Feb. 29, 2024
Basis Of Presentation
Basis of Presentation

3.	Basis of Presentation

(a) Statement of compliance

These financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (the “IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

These financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit or loss (“FVTPL”) which are stated at their fair value. In addition, these financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These financial statements were authorized for issue by the Board of Directors on June 27, 2024.

(b) Functional and presentation currency

These financial statements are presented in Canadian dollars, which is also the functional currency of the Company, unless otherwise stated.

(c) Critical accounting judgements and estimates

In preparing these financial statements, management makes judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates.

Critical judgments in applying accounting policies

Information about critical judgments in applying accounting policies that have the most significant risk of causing material adjustment to the carrying amounts of assets and liabilities recognized in the financial statements within the next financial year are discussed below:

Income tax

Tax provisions are based on enacted or substantively enacted laws. Changes in those laws could affect amounts recognized in profit or loss both in the period of change, which would include any impact on cumulative provisions, and in future periods. Deferred tax assets (if any) are recognized only to the extent it is considered probable that those assets will be recoverable. This involves an assessment of when those deferred tax assets are likely to reverse and a judgment as to whether or not there will be sufficient taxable profits available to offset the tax assets when they do reverse. This requires assumptions regarding future profitability and is therefore inherently uncertain. To the extent assumptions regarding future profitability change, there can be an increase or decrease in the amounts recognized in respect of deferred tax assets as well as the amounts recognized in profit or loss in the period in which the change occurs.

Impairment of exploration and evaluation assets

The application of the Company’s accounting policy for exploration and evaluation expenditure and impairment of the capitalized expenditures requires judgment in determining whether it is likely that future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions made may change if new information becomes available. If, after expenditure is capitalized, information becomes available suggesting that the recovery of expenditure is unlikely, the amount capitalized is written off in net loss in the year the new information becomes available.

Impairment of prepaid financing expenses

The Company capitalizes prepaid financing expenses related to loan commitments that have not been drawn down. If, after the expense is capitalized, information becomes available suggesting that the utilization of the loan commitment is unlikely, the amount capitalized is written off in net loss in the year the new information becomes available.

Fair value of investment in unquoted equity investments

The Company has an investment in shares of Integrals Power Limited (“IPL”), a U.K. private company. The determination of the fair value requires significant judgement by the Company, on the date of purchase, and at each reporting date thereafter, consistent with fair value accounting guidance in accordance with IFRS 13, Fair Value Measurement.

Ability to continue as a going concern

The Company applies judgment in assessing whether material uncertainties exist that would cause doubt as to whether the Company could continue as a going concern.

Key sources of estimation uncertainty

The following are key assumptions concerning the future and other key sources of estimation uncertainty that have a significant risk of resulting in material adjustments to the financial statements.

Valuation of share-based payments

The Company uses the Black-Scholes Option Pricing Model for valuation of share purchase options and broker’s warrants granted. Option pricing models require the input of subjective assumptions including expected share price, price volatility, dividend yield and forfeiture rate. The stock-based compensation recognized for RSU’s is determined based on management’s grant date estimate of the forfeitures that are expected to occur over the life of the RSUs. Changes in the input assumptions can materially impact fair value estimates and the Company’s comprehensive loss and equity reserves.

The Company applies judgement in determining the value of common shares issued for non-cash consideration which cannot be reliably measured. In determining the fair value of the common shares, management estimated the fair value of the common shares by reference to the price of the common shares issued for cash approximately around the time of the issue of the common shares as management believe that this was the most reliable measure. This judgement requires management to make various assumptions and estimates which are susceptible to uncertainty.